Stockholders' Equity - Schedule of Conversion of Series B Preferred stock to common stock (Detail)	9 Months Ended
Mar. 31, 2020 USD ($) shares
Class of Stock [Line Items]
Beginning Balance, shares | shares	4,699,304
Conversion of Series B Preferred stock to common stock	$ (174,407)
Ending Balance, shares | shares	4,524,897
Beginning Balance	$ 1,967,530
Ending Balance	3,720,486
Series B Preferred Stock
Class of Stock [Line Items]
Beginning Balance	$ 673,613
Conversion of Series B Preferred stock to common stock | shares	(25,000)
Ending Balance	$ 648,613